Acquisitions - 2020 assets acquisitions (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2020 shares	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) ft² shares	Dec. 31, 2020 USD ($)
Arrow
Acquisitions
Consideration paid		$ 37,681
Cash consideration		16,298
Transaction cost		227
Pro forma revenue				$ 24,410
Pro forma net income (loss)				1,298
Revenue				18,638
Net income (loss)				(574)
Arrow | SVS
Acquisitions
Equity consideration		21,383
Arrow 1
Acquisitions
Consideration paid		10,412
Arrow 2
Acquisitions
Consideration paid		15,048
Arrow 2 | SVS
Acquisitions
Cash consideration		9,333
Arrow 3
Acquisitions
Consideration paid		$ 12,227
Number of shares issued | shares	27,334
Arrow 3 | SVS
Acquisitions
Number of shares issued | shares		1,861,149
Blue Kudu
Acquisitions
Interest acquired percentage			100.00%
Interest rate			5.00%
Transaction cost			$ 100
Pro forma revenue				3,126
Pro forma net income (loss)				458
Revenue				2,719
Net income (loss)				$ 155
Blue Kudu | SVS
Acquisitions
Number of shares issued | shares			322,580
Blue Kudu | 5% notes
Acquisitions
Cash consideration			$ 1,384
Equity consideration			$ 2,109
Borrowings term			10 months 15 days
Blue Kudu | 5% notes | Maximum
Acquisitions
Notes issued			$ 500
Blue Kudu | Blue Kudu
Acquisitions
Area of operation | ft²			8,400